Concentration (Details 1)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Concentration	100.00%
Purchase Member
Concentration	61.64%	91.03%
Purchase Member | Supplier Customer A Member
Concentration	27.79%
Purchase Member | Supplier Customer B Member
Concentration		91.03%
Accounts Payble Member
Concentration	33.85%
Accounts Payble Member | Supplier Customer A Member
Concentration			0.00%
Accounts Payble Member | Supplier Customer B Member
Concentration	100.00%
Accounts Payble Member | Supplier Customer C Member
Concentration			0.00%